Risk Management_Details of loans and receivables pastdue and impaired net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Loans and receivable impaired [Line Items]
Impaired loans		₩ 1,092,567	₩ 1,402,932
Value of collateral	[1]	951,981	1,012,383
Allowance account for credit losses of financial assets loans and receivables that are individually determined to be impaired		1,144,713	1,150,756
Corporates
Loans and receivable impaired [Line Items]
Impaired loans		787,165	1,075,809
Value of collateral	[1]	724,015	761,800
General business
Loans and receivable impaired [Line Items]
Impaired loans		609,202	661,778
Value of collateral	[1]	562,638	482,680
Small and medium sized enterprise
Loans and receivable impaired [Line Items]
Impaired loans		136,707	225,045
Value of collateral	[1]	141,026	236,954
Project financing and others
Loans and receivable impaired [Line Items]
Impaired loans		41,256	188,986
Value of collateral	[1]	20,351	42,166
Consumers
Loans and receivable impaired [Line Items]
Impaired loans		305,402	327,123
Value of collateral	[1]	₩ 227,966	₩ 250,583

[1]	The value of collateral held is the recoverable amount used when calculating allowance for credit losses.